BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations [text block]
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

Fair value
RMB’000
Cash and cash equivalents	3,822
Property, plant and equipment	206,532
Land use rights	32,439
Inventories	11,473
Receivables	400
Payables	(11,728)
Borrowings	(60,000)
Deferred tax liability	(1,156)
Total identified assets	181,782
Goodwill	3,735
Purchase consideration, satisfied in cash	185,517